Inventories	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
7.	INVENTORIES

	December 31, 2024	June 30, 2024
	RM	RM
Current
IOT Hardware	26,000,000	-

(a)	Inventories are determined on the first-in, first-out basis and stated at the lower of cost and net realisable value. The cost of inventories comprised all cost of purchase, cost of conversion plus other costs incurred in bringing the inventories to their present location and condition.

(b)	The cost of inventories recognised as cost of sales was RM 79,900,000 (for the six months ended December 31, 2023: RM 4,531,816) and no impairment loss is recognised for the six months ended December 31, 2024 (for the six months ended December 31, 2023: RM Nil).